Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Summary of Employee Restricted Stock Activity (Details) - Restricted Common Stock - Employees	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested restricted common stock, Beginning balance | shares	7,600
Shares, Granted | shares	0
Shares, Vested | shares	0
Shares, Forfeited | shares	(1,940)
Shares, Unvested restricted common stock, Ending balance | shares	5,660
Weighted Average Grant Date Fair Value, Unvested restricted common stock, Beginning balance | $ / shares	$ 203.25
Weighted Average Grant Date Fair Value, Granted | $ / shares	0
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	203.25
Weighted Average Grant Date Fair Value, Unvested restricted common stock, Ending balance | $ / shares	$ 203.25